Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 487	$ 475	$ 71
Discontinued operations:
(Gain) loss on dispositions, net	13	(168)	(76)
Depreciation and amortization			8
Other adjustments relating to discontinued operations	0	0	0
Stock-based compensation expense	75	72	53
Excess stock-based compensation tax benefit	(22)	(20)
Depreciation and amortization	265	285	309
Amortization of deferred loan costs	11	13	10
Non-cash portion of restructuring, goodwill impairment and other special charges (credits), net		(7)	332
Non-cash foreign currency (gains) losses, net	12	(39)	(6)
Amortization of deferred gains	(87)	(81)	(82)
Provision for doubtful accounts	31	55	72
Distributions in excess (deficit) of equity earnings	7	3	30
Gain on sale of VOI notes receivable			(24)
Loss (gain) on asset dispositions and impairments, net		39	91
Non-cash portion of income tax expense (benefit)	63	16	(260)
Changes in working capital:
Restricted cash	(27)	9	46
Accounts receivable	(45)	(22)	63
Inventories	(14)	(110)	(98)
Prepaid expenses and other	(15)	1	10
Accounts payable and accrued expenses	78	13	(44)
Accrued income taxes	(195)	200	(50)
Securitized VOI notes receivable activity, net	(45)	(29)
VOI notes receivable activity, net	12	1	167
Other, net	37	58	(51)
Cash (used for) from operating activities	641	764	571
Investing Activities
Purchases of plant, property and equipment	(385)	(227)	(196)
Proceeds from asset sales, net	290	148	310
Issuance of notes receivable	(10)	(1)	(4)
Collection of notes receivable, net	7	2	2
Acquisitions, net of acquired cash	(28)	(18)
Purchases of investments	(8)	(32)	(5)
Proceeds from investments	4	49	35
Other, net	(46)	8	(26)
Cash (used for) from investing activities	(176)	(71)	116
Financing Activities
Revolving credit facility and short-term borrowings (repayments), net		(114)	(102)
Long-term debt issued	47	3	726
Long-term debt repaid	(650)	(9)	(1,681)
Long-term securitized debt issued	200	280
Long-term securitized debt repaid	(162)	(224)
Decrease (increase) in restricted cash	(144)
Dividends paid	(99)	(93)	(165)
Proceeds from stock option exercises	70	141	2
Excess stock-based compensation tax benefit	22	20
Share repurchases	0	0	0
Other, net	(39)	(30)	227
Cash (used for) from financing activities	(755)	(26)	(993)
Exchange rate effect on cash and cash equivalents	(9)	(1)	4
Increase (decrease) in cash and cash equivalents	(299)	666	(302)
Cash and cash equivalents - beginning of period	753	87	389
Cash and cash equivalents - end of period	454	753	87
Cash paid (received) during the period for:
Interest	204	244	214
Income taxes, net of refunds	56	(171)	12
Non-cash acquisition of Hotel Imperial	$ 57